Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000130396
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Disciplined Equity Fund
Class Name	Institutional Class
Trading Symbol	AWEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Disciplined Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 1,596,632,974
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 5,532,780
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,596,632,974	61	$5,532,780	8%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Utilities	1.5%
Cash Equivalent	1.9%
Real Estate	2.9%
Materials	3.0%
Consumer Staples	3.1%
Energy	3.5%
Industrials	5.7%
Communication Services	8.8%
Consumer Discretionary	10.6%
Health Care	12.2%
Financials	16.1%
Information Technology	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.8%
Amazon.com	6.1%
NVIDIA	5.2%
Apple	5.2%
Visa, Cl A	4.0%
Alphabet, Cl A	3.5%
UnitedHealth Group	2.4%
Salesforce	2.2%
Alphabet, Cl C	2.0%
RTX	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000130893
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Mid Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	AWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Mid Cap Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
AssetsNet	$ 819,308,960
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,270,771
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$819,308,960	75	$3,270,771	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Real Estate	0.7%
Materials	0.9%
Cash Equivalent	2.0%
Communication Services	2.5%
Energy	3.4%
Consumer Staples	5.9%
Financials	12.1%
Health Care	13.6%
Consumer Discretionary	15.2%
Industrials	19.8%
Information Technology	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	3.4%
Ameriprise Financial	3.2%
Cencora	3.1%
HubSpot	2.7%
AutoZone	2.7%
Sprouts Farmers Market	2.6%
Cheniere Energy	2.5%
Amphenol, Cl A	2.5%
Ross Stores	2.4%
Tradeweb Markets, Cl A	2.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000130895
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	AWIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Income Opportunities Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Income Opportunities Fund, Institutional Class Shares	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 666,361,682
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,069,096
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$666,361,682	97	$2,069,096	12%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Written Options	0.0%
Preferred Stock	0.3%
Exchange-Traded Fund	2.0%
Communication Services	2.1%
Real Estate	2.7%
Consumer Staples	2.7%
Materials	2.8%
Utilities	3.1%
Cash Equivalent	3.8%
Energy	5.2%
Consumer Discretionary	5.4%
Mortgage-Backed Securities	6.5%
Health Care	6.8%
Industrials	8.3%
U.S. Treasury Obligations	11.9%
Information Technology	17.8%
Financials	18.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.5%
Apple	4.3%
Broadcom	3.0%
U.S. Treasury Bonds, 4.13%, 8/15/2053	2.9%
U.S. Treasury Bonds, 3.88%, 5/15/2043	2.5%
U.S. Treasury Notes, 2.00%, 8/15/2025	2.4%
Visa, Cl A	2.3%
U.S. Treasury Bonds, 4.38%, 5/15/2041	2.2%
JPMorgan Chase	2.2%
Invesco Senior Loan ETF	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000195841
Shareholder Report [Line Items]
Fund Name	CIBC Atlas All Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	AWGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas All Cap Growth Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas All Cap Growth Fund, Institutional Class Shares	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
AssetsNet	$ 299,031,618
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,279,183
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$299,031,618	41	$1,279,183	45%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Consumer Staples	1.0%
Materials	1.5%
Cash Equivalent	4.4%
Consumer Discretionary	11.7%
Health Care	12.5%
Communication Services	12.6%
Financials	16.4%
Information Technology	19.8%
Industrials	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Meta Platforms, Cl A	5.2%
Amazon.com	5.2%
Netflix	4.9%
Howmet Aerospace	4.9%
Intuitive Surgical	4.4%
TransDigm Group	3.9%
Eli Lilly	3.8%
S&P Global	3.6%
Mastercard, Cl A	3.4%
Microsoft	3.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000195839
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Equity Income Fund
Class Name	Institutional Class
Trading Symbol	AWYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Equity Income Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Equity Income Fund, Institutional Class Shares	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 344,496,652
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,418,811
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$344,496,652	46	$1,418,811	17%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	1.0%
Consumer Discretionary	3.3%
Cash Equivalent	4.6%
Utilities	4.6%
Energy	9.0%
Real Estate	9.0%
Information Technology	12.5%
Industrials	13.3%
Financials	20.0%
Health Care	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.2%
Enterprise Products Partners	4.7%
Abbott Laboratories	4.6%
Eli Lilly	4.4%
Elevance Health	3.9%
JPMorgan Chase	3.4%
CME Group, Cl A	3.4%
American Tower, Cl A	3.2%
AbbVie	2.9%
Apple	2.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000212351
Shareholder Report [Line Items]
Fund Name	CIBC Atlas International Growth Fund
Class Name	Institutional Class
Trading Symbol	AWWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas International Growth Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas International Growth Fund, Institutional Class Shares	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 682,978,505
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,541,284
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$682,978,505	49	$2,541,284	12%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	19.1%
Israel	2.6%
Singapore	2.7%
Canada	3.0%
India	3.2%
United States	3.2%
France	4.9%
Spain	5.2%
Switzerland	7.2%
China	7.6%
Germany	9.1%
Japan	12.5%
United Kingdom	19.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Heidelberg Materials	4.0%
London Stock Exchange Group PLC	3.4%
Kawasaki Heavy Industries	3.4%
Banco Santander	3.3%
HDFC Bank ADR	3.2%
Tencent Holdings	2.9%
BAE Systems PLC	2.8%
DBS Group Holdings	2.7%
Lloyds Banking Group PLC	2.7%
Shell PLC	2.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds